Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	7	(1,040)	227	(291)	319	(778)

Increase/(decrease) due to equity method investments	30	0	0	0	0	30

Reclassification adjustments, included in net income	0	51	(242)	241	(71)	(21)

Balance at end of period	(29)	(12,767)	84	(3,801)	610	(15,903)

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Refer to "Note 26 – Tax" and "Note 29 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Additional share information
Additional share information
	2012		2011		2010

Common shares issued

Balance at beginning of period	1,224,333,062		1,186,174,442		1,185,370,182

Issuance of common shares	96,496,860		38,158,620		804,260

of which share-based compensation	38,812,660		21,664,747		804,260

Balance at end of period	1,320,829,922		1,224,333,062		1,186,174,442

Treasury shares

Balance at beginning of period	(4,010,074)		(12,228,377)		(16,159,287)

Sale of treasury shares	394,686,376		367,978,216		526,878,697

Repurchase of treasury shares	(423,704,092)		(366,790,491)		(569,477,317)

Share-based compensation	5,990,959		7,030,578		46,529,530

Balance at end of period	(27,036,831)		(4,010,074)		(12,228,377)

Common shares outstanding

Common shares outstanding	1,293,793,091	[1]	1,220,322,988	[2]	1,173,946,065

1 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities. 2 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)

Increase/(decrease)	7	(1,067)	199	4	0	(857)

Reclassification adjustments, included in net income	0	44	(242)	55	(1)	(144)

Balance at end of period	7	(11,349)	53	(670)	3	(11,956)

2011 (CHF million)

Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)

Increase/(decrease)	(5)	(348)	21	103	0	(229)

Reclassification adjustments, included in net income	(27)	16	(24)	39	(1)	3

Balance at end of period	0	(10,326)	96	(729)	4	(10,955)

2010 (CHF million)

Balance at beginning of period	10	(7,755)	86	(761)	6	(8,414)

Increase/(decrease)	45	(2,361)	7	(135)	0	(2,444)

Reclassification adjustments, included in net income	(23)	(13)	6	25	(1)	(6)

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	32	(9,994)	99	(871)	5	(10,729)

Refer to "Note 25 – Tax" and "Note 28 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.